                         Oppenheimer REAL ESTATE fund
                   Supplement dated October 1, 2003 to the
                       Prospectus dated August 25, 2003

      The Prospectus is changed as follows:

1.    The  supplement  dated  August  19,  2003 to the  Prospectus  is  hereby withdrawn.

October 1, 2003                                                 PS0590.004

                         Oppenheimer REAL ESTATE fund
                   Supplement dated October 1, 2003 to the
          Statement of Additional Information dated August 25, 2003

      The Statement of Additional Information is changed as follows:

1.    The  supplements  dated  August  19,  2003 and  August  26,  2003 to the
   Statement of Additional Information are hereby withdrawn.

2.    The  Statement  of  Additional  Information  is revised by deleting  the biography of Scott C.  Westphal in the "Officers of the Fund" table on page
   27.

October 1, 2003                                                 PX0590.006